Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of the fair value of the Company’s financial instruments
	Fair Value Measurements as of March 31, 2022
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$165	$—	$—
Liabilities:
Derivative liability	—	—	(4,080)
Warrant liability	—	—	—
Total	$165	$—	$(4,080)

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Warrant liability	—	—	—
Total	$4,863	$—	$(3,488)

Schedule of company determined the fair value of the Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option-pricing model
March 31, 2021
Expected dividend rate	0%
Risk-free interest rate	0.24%
Expected volatility	46%
Expected term (in years)	2.39

SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00

Schedule to determine the fair value of the embedded derivative
December 31, 2021
Probability of Next Equity Financing	3%
Probability of SPAC/PIPE	95%
Probability of IPO	2%
100%
Weighted average term (years)	0.27
Weighted average discount rate	25.00%

Schedule of changes in fair value of the Company’s derivative liability
	Derivative Liability	Warrant Liability
Balance as of January 1, 2021	$2,380	$2,004
Change in fair value	1,150	253
Balance as of March 31, 2021	$3,530	$2,257

	Derivative Liability	Warrant Liability
Balance as of January 1, 2022	$3,488	$—
Change in fair value	592	—
Balance as of March 31, 2022	$4,080	$—